Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Due to related parties (note 4)	$ 4,175	$ 1,765
Accrued interest	16,270	19,841
Accounts payable and other accrued liabilities	41,712	54,780
Accounts payable and accrued liabilities, Total	$ 62,157	$ 76,386